Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2025		Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 252,243		$ 218,359
Restricted cash	20,081		19,815
Marketable securities	84		139
Accounts receivable	27,643		28,118
Biological assets	3,120		1,187
Inventory	126,877		127,919
Prepaid expenses and deposits	15,566		16,860
Investments	484		27,560
Assets held for sale	746		19,051
Net investment in subleases	2,775		2,832
Current assets	449,619		461,840
Non-current assets
Long-term deposits and receivables	4,526		3,679
Right of use assets	138,353		115,435
Property, plant and equipment	151,900		145,810
Net investment in subleases	11,643		15,354
Intangible assets	58,520		61,325
Investments	11,574		8,427
Equity-accounted investees	385,534		413,124
Goodwill	124,248		124,248
Total assets	1,335,917	[1]	1,349,242
Current liabilities
Accounts payable and accrued liabilities	56,747		56,275
Current lease liabilities	35,462		34,256
Derivative warrants	0		26
Current liabilities	92,209		90,557
Non-current liabilities
Lease liabilities	134,471		118,017
Other liabilities	8,041		7,312
Total liabilities	234,721		215,886
Shareholders’ equity
Share capital	2,310,398		2,346,728
Warrants	306		667
Contributed surplus	54,038		57,156
Accumulated deficit	(1,302,441)		(1,323,965)
Accumulated other comprehensive income	38,895		52,770
Total shareholders’ equity	1,101,196		1,133,356
Total liabilities and shareholders’ equity	$ 1,335,917		$ 1,349,242

[1]	As at December 31, 2025, cash and cash equivalents have been allocated to Corporate from Investments.